UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2015

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments:

	Putnam RetirementReady Funds
	The fund's portfolios
	10/31/14 (Unaudited)

	Putnam RetirementReady 2055 Fund	Shares	Value
	Absolute Return Funds (10.1%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	1,593	$16,395
	Putnam Absolute Return 300 Fund Class Y (AFF)	—	—
	Putnam Absolute Return 500 Fund Class Y (AFF)	5,080	60,250
	Putnam Absolute Return 700 Fund Class Y (AFF)	16,149	205,738

	Total Absolute Return Funds (cost $279,926)		$282,383

	Asset Allocation Funds (89.5%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	151,109	2,047,524
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	24,698	447,043

	Total Asset Allocation Funds (cost $2,424,474)		$2,494,567

	Fixed Income Funds (0.5%)*

	Putnam Money Market Fund Class A (AFF)	12,595	$12,595

	Total Fixed Income Funds (cost $12,595)		$12,595

	Total Investments (cost $2,716,995) (a)		$2,789,545

*	Percentages indicated are based on net assets of $2,788,596

	Putnam RetirementReady 2050 Fund	Shares	Value
	Absolute Return Funds (10.5%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	13,789	$141,889
	Putnam Absolute Return 300 Fund Class Y (AFF)	—	—
	Putnam Absolute Return 500 Fund Class Y (AFF)	26,378	312,846
	Putnam Absolute Return 700 Fund Class Y (AFF)	83,850	1,068,248

	Total Absolute Return Funds (cost $1,499,357)		$1,522,983

	Asset Allocation Funds (89.1%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	667,643	9,046,560
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	212,344	3,843,427

	Total Asset Allocation Funds (cost $12,339,998)		$12,889,987

	Fixed Income Funds (0.4%)*

	Putnam Money Market Fund Class A (AFF)	64,945	$64,945

	Total Fixed Income Funds (cost $64,945)		$64,945

	Total Investments (cost $13,904,300) (a)		$14,477,915

*	Percentages indicated are based on net assets of $14,471,408

	Putnam RetirementReady 2045 Fund	Shares	Value
	Absolute Return Funds (11.3%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	36,692	$377,556
	Putnam Absolute Return 300 Fund Class Y (AFF)	—	—
	Putnam Absolute Return 500 Fund Class Y (AFF)	38,991	462,434
	Putnam Absolute Return 700 Fund Class Y (AFF)	123,942	1,579,021

	Total Absolute Return Funds (cost $2,379,127)		$2,419,011

	Asset Allocation Funds (88.3%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	711,182	9,636,522
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	510,494	9,239,933

	Total Asset Allocation Funds (cost $17,994,386)		$18,876,455

	Fixed Income Funds (0.4%)*

	Putnam Money Market Fund Class A (AFF)	94,645	$94,645

	Total Fixed Income Funds (cost $94,645)		$94,645

	Total Investments (cost $20,468,158) (a)		$21,390,111

*	Percentages indicated are based on net assets of $21,383,775

	Putnam RetirementReady 2040 Fund	Shares	Value
	Absolute Return Funds (13.7%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	93,445	$961,545
	Putnam Absolute Return 300 Fund Class Y (AFF)	—	—
	Putnam Absolute Return 500 Fund Class Y (AFF)	83,970	995,889
	Putnam Absolute Return 700 Fund Class Y (AFF)	197,015	2,509,977

	Total Absolute Return Funds (cost $4,420,989)		$4,467,411

	Asset Allocation Funds (85.9%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	549,715	7,448,643
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	1,138,815	20,612,548

	Total Asset Allocation Funds (cost $27,127,662)		$28,061,191

	Fixed Income Funds (0.4%)*

	Putnam Money Market Fund Class A (AFF)	146,744	$146,744

	Total Fixed Income Funds (cost $146,744)		$146,744

	Total Investments (cost $31,695,395) (a)		$32,675,346

*	Percentages indicated are based on net assets of $32,663,453

	Putnam RetirementReady 2035 Fund	Shares	Value
	Absolute Return Funds (17.7%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	94,176	$969,074
	Putnam Absolute Return 300 Fund Class Y (AFF)	32,199	346,139
	Putnam Absolute Return 500 Fund Class Y (AFF)	150,650	1,786,707
	Putnam Absolute Return 700 Fund Class Y (AFF)	305,357	3,890,253

	Total Absolute Return Funds (cost $6,853,632)		$6,992,173

	Asset Allocation Funds (79.9%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	208,384	$3,123,671
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	105,306	1,426,890
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	1,487,611	26,925,754

	Total Asset Allocation Funds (cost $29,359,286)		$31,476,315

	Fixed Income Funds (2.4%)*

	Putnam Money Market Fund Class A (AFF)	952,312	$952,312

	Total Fixed Income Funds (cost $952,312)		$952,312

	Total Investments (cost $37,165,230) (a)		$39,420,800

*	Percentages indicated are based on net assets of $39,406,006

	Putnam RetirementReady 2030 Fund	Shares	Value
	Absolute Return Funds (25.4%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	174,277	$1,793,311
	Putnam Absolute Return 300 Fund Class Y (AFF)	175,344	1,884,945
	Putnam Absolute Return 500 Fund Class Y (AFF)	258,518	3,066,027
	Putnam Absolute Return 700 Fund Class Y (AFF)	536,140	6,830,418

	Total Absolute Return Funds (cost $13,380,324)		$13,574,701

	Asset Allocation Funds (71.4%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	1,210,512	$18,145,571
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	1,107,286	20,041,874

	Total Asset Allocation Funds (cost $36,590,351)		$38,187,445

	Fixed Income Funds (3.3%)*

	Putnam Money Market Fund Class A (AFF)	1,769,845	$1,769,845

	Total Fixed Income Funds (cost $1,769,845)		$1,769,845

	Total Investments (cost $51,740,520) (a)		$53,531,991

*	Percentages indicated are based on net assets of $53,517,047

	Putnam RetirementReady 2025 Fund	Shares	Value
	Absolute Return Funds (34.2%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	216,540	$2,228,192
	Putnam Absolute Return 300 Fund Class Y (AFF)	342,678	3,683,785
	Putnam Absolute Return 500 Fund Class Y (AFF)	376,486	4,465,129
	Putnam Absolute Return 700 Fund Class Y (AFF)	530,441	6,757,819

	Total Absolute Return Funds (cost $16,826,619)		$17,134,925

	Asset Allocation Funds (61.4%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	1,755,670	$26,317,490
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	133,323	1,509,221
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	162,087	2,933,775

	Total Asset Allocation Funds (cost $28,841,901)		$30,760,486

	Fixed Income Funds (4.4%)*

	Putnam Money Market Fund Class A (AFF)	2,204,989	$2,204,989

	Total Fixed Income Funds (cost $2,204,989)		$2,204,989

	Total Investments (cost $47,873,509) (a)		$50,100,400

*	Percentages indicated are based on net assets of $50,084,944

	Putnam RetirementReady 2020 Fund	Shares	Value
	Absolute Return Funds (44.8%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	263,166	$2,707,980
	Putnam Absolute Return 300 Fund Class Y (AFF)	499,909	5,374,021
	Putnam Absolute Return 500 Fund Class Y (AFF)	698,474	8,283,901
	Putnam Absolute Return 700 Fund Class Y (AFF)	371,540	4,733,414

	Total Absolute Return Funds (cost $20,888,734)		$21,099,316

	Asset Allocation Funds (49.5%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	969,427	$14,531,714
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	775,433	8,777,899
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	—	—

	Total Asset Allocation Funds (cost $22,475,064)		$23,309,613

	Fixed Income Funds (5.7%)*

	Putnam Money Market Fund Class A (AFF)	2,684,638	$2,684,638

	Total Fixed Income Funds (cost $2,684,638)		$2,684,638

	Total Investments (cost $46,048,436) (a)		$47,093,567

*	Percentages indicated are based on net assets of $47,084,553

	Putnam RetirementReady 2015 Fund	Shares	Value
	Absolute Return Funds (57.1%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	256,889	$2,643,386
	Putnam Absolute Return 300 Fund Class Y (AFF)	554,433	5,960,157
	Putnam Absolute Return 500 Fund Class Y (AFF)	736,352	8,733,131
	Putnam Absolute Return 700 Fund Class Y (AFF)	54,528	694,683

	Total Absolute Return Funds (cost $17,888,689)		$18,031,357

	Asset Allocation Funds (37.1%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	96,386	$1,444,833
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	906,896	10,266,058
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	—	—

	Total Asset Allocation Funds (cost $11,349,370)		$11,710,891

	Fixed Income Funds (5.9%)*

	Putnam Money Market Fund Class A (AFF)	1,872,633	$1,872,633

	Total Fixed Income Funds (cost $1,872,633)		$1,872,633

	Total Investments (cost $31,110,692) (a)		$31,614,881

*	Percentages indicated are based on net assets of $31,605,549

	Putnam Retirement Income Fund Lifestyle 1	Shares	Value
	Absolute Return Funds (59.7%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	187,641	$1,930,827
	Putnam Absolute Return 300 Fund Class Y (AFF)	416,087	4,472,939
	Putnam Absolute Return 500 Fund Class Y (AFF)	544,254	6,454,850
	Putnam Absolute Return 700 Fund Class Y (AFF)	—	—

	Total Absolute Return Funds (cost $12,687,346)		$12,858,616

	Asset Allocation Funds (34.4%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	654,886	7,413,305
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	—	—

	Total Asset Allocation Funds (cost $7,137,575)		$7,413,305

	Fixed Income Funds (5.9%)*

	Putnam Money Market Fund Class A (AFF)	1,275,986	$1,275,986

	Total Fixed Income Funds (cost $1,275,986)		$1,275,986

	Total Investments (cost $21,100,907) (a)		$21,547,907

*	Percentages indicated are based on net assets of $21,543,418

Notes to The fund's portfolio

	Unless noted otherwise, the notes to the funds' portfolios are for the close of each fund's reporting period, which ran from August 1, 2014 through October 31, 2014 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

(AFF)	Affiliated Company.

(a)	The aggregate identified cost on a tax basis as of the reporting period ended were as follows:

		Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/(depreciation)	Cost for federal income tax purposes
	Putnam RetirementReady 2055 Fund
		$53,530	$(1,018)	$52,512	$2,737,033
	Putnam RetirementReady 2050 Fund
		481,417	(2,008)	479,409	13,998,506
	Putnam RetirementReady 2045 Fund
		842,645	(3,989)	838,656	20,551,455
	Putnam RetirementReady 2040 Fund
		869,199	(5,256)	863,943	31,811,403
	Putnam RetirementReady 2035 Fund
		2,194,778	(4,417)	2,190,361	37,230,439
	Putnam RetirementReady 2030 Fund
		1,785,381	(13,092)	1,772,289	51,759,702
	Putnam RetirementReady 2025 Fund
		2,206,484	(19,485)	2,186,999	47,913,401
	Putnam RetirementReady 2020 Fund
		1,016,204	(28,134)	988,070	46,105,497
	Putnam RetirementReady 2015 Fund
		463,113	(26,593)	436,520	31,178,361
	Putnam Retirement Income Fund Lifestyle 1
		306,619	(7,797)	298,822	21,249,085

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820).The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements.The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1 : Valuations based on quoted prices for identical securities in active markets.

Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds' net assets as of the close of the reporting period:

			Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3	Total
Putnam RetirementReady 2055 Fund	$2,789,545	$—	$—	$2,789,545
Putnam RetirementReady 2050 Fund	14,477,915	—	—	14,477,915
Putnam RetirementReady 2045 Fund	21,390,111	—	—	21,390,111
Putnam RetirementReady 2040 Fund	32,675,346	—	—	32,675,346
Putnam RetirementReady 2035 Fund	39,420,800	—	—	39,420,800
Putnam RetirementReady 2030 Fund	53,531,991	—	—	53,531,991
Putnam RetirementReady 2025 Fund	50,100,400	—	—	50,100,400
Putnam RetirementReady 2020 Fund	47,093,567	—	—	47,093,567
Putnam RetirementReady 2015 Fund	31,614,881	—	—	31,614,881
Putnam Retirement Income Fund Lifestyle 1	21,547,907	—	—	21,547,907

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

Affiliated transactions

Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:

Putnam RetirementReady 2055 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

Putnam Absolute Return 100 Fund Class Y	$14,278	$7,817	$5,715	$—	$—	$16,395
Putnam Absolute Return 300 Fund Class Y	—	—	—	—	—	—
Putnam Absolute Return 500 Fund Class Y	51,870	28,663	21,136	—	—	60,250
Putnam Absolute Return 700 Fund Class Y	175,966	97,714	72,312	—	—	205,738
Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	1,712,193	954,780	683,941	—	—	2,047,524
Putnam Dynamic Asset Allocation Growth Fund Class Y	374,300	209,233	149,371	—	—	447,043
Putnam Money Market Fund Class A	10,938	8,253	6,596	—	—	12,595
Totals	$2,339,545	$1,306,460	$939,071	$—	$—	$2,789,545

Putnam RetirementReady 2050 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

Putnam Absolute Return 100 Fund Class Y	$111,507	$66,334	$36,053	$—	$—	$141,889
Putnam Absolute Return 300 Fund Class Y	—	—	—	—	—	—
Putnam Absolute Return 500 Fund Class Y	269,987	124,826	86,339	—	—	312,846
Putnam Absolute Return 700 Fund Class Y	915,748	425,543	295,456	—	—	1,068,248
Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	7,984,833	3,624,422	2,853,092	—	—	9,046,560
Putnam Dynamic Asset Allocation Growth Fund Class Y	2,836,380	1,845,267	945,415	—	—	3,843,427
Putnam Money Market Fund Class A	55,413	35,920	26,389	2	—	64,945
Totals	$12,173,868	$6,122,312	$4,242,744	$2	$—	$14,477,915

Putnam RetirementReady 2045 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

Putnam Absolute Return 100 Fund Class Y	$301,160	$145,379	$69,259	$—	$—	$377,556
Putnam Absolute Return 300 Fund Class Y	—	—	—	—	—	—
Putnam Absolute Return 500 Fund Class Y	410,275	139,583	93,991	—	—	462,434
Putnam Absolute Return 700 Fund Class Y	1,391,798	475,851	322,260	—	—	1,579,021
Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	9,028,580	2,973,481	2,677,115	—	—	9,636,522
Putnam Dynamic Asset Allocation Growth Fund Class Y	7,290,201	3,369,336	1,679,284	—	—	9,239,933
Putnam Money Market Fund Class A	84,441	42,300	32,097	2	—	94,645
Totals	$18,506,455	$7,145,930	$4,874,006	$2	$—	$21,390,111

Putnam RetirementReady 2040 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

Putnam Absolute Return 100 Fund Class Y	$685,738	$567,669	$292,489	$—	$—	$961,545
Putnam Absolute Return 300 Fund Class Y	—	—	—	—	—	—
Putnam Absolute Return 500 Fund Class Y	679,393	603,531	298,355	—	—	995,889
Putnam Absolute Return 700 Fund Class Y	1,902,949	1,345,129	785,502	—	—	2,509,977
Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	7,039,686	4,280,616	4,109,129	—	—	7,448,643
Putnam Dynamic Asset Allocation Growth Fund Class Y	14,555,016	11,706,861	6,205,456	—	—	20,612,548
Putnam Money Market Fund Class A	113,705	100,158	67,119	3	—	146,744
Totals	$24,976,487	$18,603,964	$11,758,050	$3	$—	$32,675,346

Putnam RetirementReady 2035 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

Putnam Absolute Return 100 Fund Class Y	$898,011	$186,670	$116,520	$—	$—	$969,074
Putnam Absolute Return 300 Fund Class Y	252,857	130,486	34,632	—	—	346,139
Putnam Absolute Return 500 Fund Class Y	1,530,315	427,172	195,117	—	—	1,786,707
Putnam Absolute Return 700 Fund Class Y	3,364,265	873,114	427,983	—	—	3,890,253
Putnam Dynamic Asset Allocation Balanced Fund Class Y	2,054,356	1,288,733	295,359	9,168	—	3,123,671
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	2,506,864	404,884	1,544,249	—	—	1,426,890
Putnam Dynamic Asset Allocation Growth Fund Class Y	24,011,015	5,133,146	2,995,525	—	—	26,925,754
Putnam Money Market Fund Class A	737,332	336,052	121,072	20	—	952,312
Totals	$35,355,015	$8,780,257	$5,730,457	$9,188	$—	$39,420,800

Putnam RetirementReady 2030 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

Putnam Absolute Return 100 Fund Class Y	$1,451,700	$773,662	$433,380	$—	$—	$1,793,311
Putnam Absolute Return 300 Fund Class Y	1,323,000	1,002,687	426,826	—	—	1,884,945
Putnam Absolute Return 500 Fund Class Y	2,472,144	1,295,773	741,998	—	—	3,066,027
Putnam Absolute Return 700 Fund Class Y	5,501,487	2,848,459	1,654,720	—	—	6,830,418
Putnam Dynamic Asset Allocation Balanced Fund Class Y	12,436,228	9,299,422	4,038,416	55,958	—	18,145,571
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	20,113,380	8,530,595	9,202,884	—	—	20,041,874
Putnam Money Market Fund Class A	1,427,959	804,618	462,731	39	—	1,769,845
Totals	$44,725,898	$24,555,216	$16,960,955	$55,997	$—	$53,531,991

Putnam RetirementReady 2025 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

Putnam Absolute Return 100 Fund Class Y	$1,970,334	$520,279	$264,263	$—	$—	$2,228,192
Putnam Absolute Return 300 Fund Class Y	2,995,037	1,132,306	415,832	—	—	3,683,785
Putnam Absolute Return 500 Fund Class Y	3,722,797	1,197,494	513,762	—	—	4,465,129
Putnam Absolute Return 700 Fund Class Y	6,144,068	1,331,747	863,312	—	—	6,757,819
Putnam Dynamic Asset Allocation Balanced Fund Class Y	22,365,779	6,321,866	3,049,178	99,501	—	26,317,490
Putnam Dynamic Asset Allocation Conservative Fund Class Y	908,964	719,835	144,187	5,432	—	1,509,221
Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	5,225,124	926,367	3,326,112	—	—	2,933,775
Putnam Money Market Fund Class A	1,946,957	551,709	293,677	51	—	2,204,989
Totals	$45,279,060	$12,701,603	$8,870,323	$104,984	$—	$50,100,400

Putnam RetirementReady 2020 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

Putnam Absolute Return 100 Fund Class Y	$2,161,852	$1,169,813	$625,730	$—	$—	$2,707,980
Putnam Absolute Return 300 Fund Class Y	4,229,340	2,420,736	1,237,095	—	—	5,374,021
Putnam Absolute Return 500 Fund Class Y	6,036,321	3,995,768	1,848,052	—	—	8,283,901
Putnam Absolute Return 700 Fund Class Y	4,379,034	1,966,236	1,718,075	—	—	4,733,414
Putnam Dynamic Asset Allocation Balanced Fund Class Y	13,991,767	6,177,763	6,027,352	65,003	—	14,531,714
Putnam Dynamic Asset Allocation Conservative Fund Class Y	6,003,926	4,520,971	1,893,249	34,399	—	8,777,899
Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	—	—	—	—	—	—
Putnam Money Market Fund Class A	2,139,225	1,202,228	656,815	60	—	2,684,638
Totals	$38,941,465	$21,453,515	$14,006,368	$99,462	$—	$47,093,567

Putnam RetirementReady 2015 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

Putnam Absolute Return 100 Fund Class Y	$2,265,431	$838,929	$463,028	$—	$—	$2,643,386
Putnam Absolute Return 300 Fund Class Y	5,052,590	1,990,707	1,036,821	—	—	5,960,157
Putnam Absolute Return 500 Fund Class Y	7,366,792	2,770,913	1,522,425	—	—	8,733,131
Putnam Absolute Return 700 Fund Class Y	1,202,669	306,480	841,940	—	—	694,683
Putnam Dynamic Asset Allocation Balanced Fund Class Y	2,663,665	684,136	1,952,826	12,183	—	1,444,833
Putnam Dynamic Asset Allocation Conservative Fund Class Y	8,585,095	3,267,968	1,769,165	46,513	—	10,266,058
Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	—	—	—	—	—	—
Putnam Money Market Fund Class A	1,727,855	511,378	366,600	46	—	1,872,633
Totals	$28,864,097	$10,370,511	$7,952,805	$58,742	$—	$31,614,881

Putnam Retirement Income Fund Lifestyle 1
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

Putnam Absolute Return 100 Fund Class Y	$1,729,351	$436,637	$237,121	$—	$—	$1,930,827
Putnam Absolute Return 300 Fund Class Y	4,057,707	1,016,088	572,922	—	—	4,472,939
Putnam Absolute Return 500 Fund Class Y	5,710,914	1,451,555	803,565	—	—	6,454,850
Putnam Absolute Return 700 Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class Y	6,479,527	1,694,605	895,407	32,780	—	7,413,305
Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	—	—	—	—	—	—
Putnam Money Market Fund Class A	1,142,275	305,919	172,208	30	—	1,275,986
Totals	$19,119,774	$4,904,804	$2,681,223	$32,810	$—	$21,547,907

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2014